Quarterly Holdings Report
for
Fidelity® SAI U.S. Value Index Fund
October 31, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
USV-NPRT1-1223
1.9885514.105
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 9.0%
Diversified Telecommunication Services - 4.5%
AT&T, Inc.	952,086	14,662,124
Verizon Communications, Inc.	559,902	19,669,357
		34,331,481
Entertainment - 0.4%
Warner Bros Discovery, Inc. (a)	295,315	2,935,431
Interactive Media & Services - 0.7%
Alphabet, Inc. Class A (a)	41,658	5,168,925
Media - 3.4%
Comcast Corp. Class A	548,120	22,631,875
Fox Corp. Class A	49,999	1,519,470
Nexstar Broadcasting Group, Inc. Class A	4,448	623,076
Paramount Global Class B (b)	65,907	717,068
		25,491,489
TOTAL COMMUNICATION SERVICES		67,927,326
CONSUMER DISCRETIONARY - 5.1%
Automobile Components - 0.3%
BorgWarner, Inc.	31,258	1,153,420
Lear Corp.	7,839	1,017,189
		2,170,609
Automobiles - 1.5%
Ford Motor Co.	523,482	5,103,950
General Motors Co.	183,199	5,166,212
Harley-Davidson, Inc.	17,207	462,008
Thor Industries, Inc.	7,114	625,534
		11,357,704
Broadline Retail - 0.4%
eBay, Inc.	70,856	2,779,681
Hotels, Restaurants & Leisure - 0.2%
Expedia, Inc. (a)	18,345	1,748,095
Household Durables - 1.7%
D.R. Horton, Inc.	40,549	4,233,316
Lennar Corp. Class A	35,258	3,761,323
Meritage Homes Corp.	4,902	558,926
Mohawk Industries, Inc. (a)	7,038	565,714
PulteGroup, Inc.	29,215	2,149,932
Taylor Morrison Home Corp. (a)	14,617	560,123
Toll Brothers, Inc.	14,521	1,026,780
		12,856,114
Leisure Products - 0.1%
Brunswick Corp.	9,320	647,460
Specialty Retail - 0.6%
Asbury Automotive Group, Inc. (a)	2,746	525,502
AutoNation, Inc. (a)	3,585	466,337
Best Buy Co., Inc.	25,844	1,726,896
Dick's Sporting Goods, Inc.	8,362	894,316
Williams-Sonoma, Inc. (b)	8,538	1,282,749
		4,895,800
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	8,226	734,746
PVH Corp.	8,373	622,533
Tapestry, Inc.	30,932	852,486
		2,209,765
TOTAL CONSUMER DISCRETIONARY		38,665,228
CONSUMER STAPLES - 4.2%
Beverages - 0.2%
Molson Coors Beverage Co. Class B	24,684	1,425,995
Consumer Staples Distribution & Retail - 0.8%
Kroger Co.	87,961	3,990,791
Walgreens Boots Alliance, Inc.	95,367	2,010,336
		6,001,127
Food Products - 1.9%
Archer Daniels Midland Co.	71,396	5,109,812
Conagra Brands, Inc.	63,739	1,743,899
Darling Ingredients, Inc. (a)	21,285	942,713
The J.M. Smucker Co.	13,583	1,546,289
The Kraft Heinz Co.	106,339	3,345,425
Tyson Foods, Inc. Class A	37,998	1,761,207
		14,449,345
Tobacco - 1.3%
Altria Group, Inc.	236,370	9,494,983
TOTAL CONSUMER STAPLES		31,371,450
ENERGY - 15.1%
Energy Equipment & Services - 0.1%
Patterson-UTI Energy, Inc.	42,777	543,268
Oil, Gas & Consumable Fuels - 15.0%
Antero Resources Corp. (a)	37,502	1,104,059
APA Corp.	40,881	1,623,793
Cheniere Energy, Inc.	32,048	5,333,428
Chesapeake Energy Corp.	14,952	1,287,068
Chord Energy Corp.	5,519	912,401
Civitas Resources, Inc.	11,384	858,695
CNX Resources Corp. (a)	21,536	467,762
ConocoPhillips Co.	97,743	11,611,868
Coterra Energy, Inc.	100,888	2,774,420
Devon Energy Corp.	85,323	3,973,492
Diamondback Energy, Inc.	23,818	3,818,502
EOG Resources, Inc.	77,550	9,790,688
EQT Corp.	48,142	2,040,258
Exxon Mobil Corp.	284,243	30,087,116
HF Sinclair Corp.	19,407	1,074,760
Magnolia Oil & Gas Corp. Class A	25,068	562,777
Marathon Oil Corp.	80,645	2,202,415
Marathon Petroleum Corp.	53,257	8,055,121
Matador Resources Co.	14,786	912,148
Murphy Oil Corp.	19,794	888,157
Occidental Petroleum Corp.	88,371	5,462,212
Ovintiv, Inc.	33,759	1,620,432
PBF Energy, Inc. Class A	14,602	694,033
Permian Resource Corp. Class A (b)	37,047	539,775
Phillips 66 Co.	59,313	6,765,834
Range Resources Corp.	32,077	1,149,640
SM Energy Co.	15,834	638,427
Southwestern Energy Co. (a)	146,363	1,043,568
Valero Energy Corp.	47,034	5,973,318
		113,266,167
TOTAL ENERGY		113,809,435
FINANCIALS - 22.6%
Banks - 16.5%
Bank of America Corp.	920,777	24,253,266
Bank OZK	14,038	502,701
Citigroup, Inc.	256,490	10,128,790
Citizens Financial Group, Inc.	62,808	1,471,591
Comerica, Inc.	17,566	692,100
Credicorp Ltd. (United States)	9,039	1,129,513
East West Bancorp, Inc.	18,874	1,012,024
Fifth Third Bancorp	90,625	2,148,719
First Citizens Bancshares, Inc.	1,584	2,187,092
First Horizon National Corp.	74,548	801,391
FNB Corp., Pennsylvania	47,853	511,549
Huntington Bancshares, Inc.	192,663	1,859,198
JPMorgan Chase & Co.	213,998	29,758,562
KeyCorp	124,414	1,271,511
M&T Bank Corp.	22,091	2,490,760
New York Community Bancorp, Inc.	95,990	909,985
Old National Bancorp, Indiana	39,024	534,629
PNC Financial Services Group, Inc.	53,047	6,072,290
Popular, Inc.	9,563	621,978
Regions Financial Corp.	124,841	1,813,940
Synovus Financial Corp.	19,357	504,637
Truist Financial Corp.	177,390	5,030,780
U.S. Bancorp	207,367	6,610,860
Webster Financial Corp.	23,116	877,715
Wells Fargo & Co.	487,309	19,380,279
Western Alliance Bancorp.	14,606	600,307
Wintrust Financial Corp.	8,163	609,694
Zions Bancorp NA	19,758	609,534
		124,395,395
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	4,676	574,026
Bank of New York Mellon Corp.	103,716	4,407,930
Goldman Sachs Group, Inc.	43,903	13,329,390
Invesco Ltd.	59,879	776,631
State Street Corp.	42,428	2,742,122
		21,830,099
Consumer Finance - 1.5%
Ally Financial, Inc.	36,231	876,428
Capital One Financial Corp.	50,787	5,144,215
Discover Financial Services	33,284	2,731,951
OneMain Holdings, Inc.	16,066	577,251
Synchrony Financial	55,624	1,560,253
		10,890,098
Financial Services - 0.4%
Equitable Holdings, Inc.	43,393	1,152,952
Essent Group Ltd.	14,277	674,445
MGIC Investment Corp.	37,671	634,380
NCR Atleos Corp.	9,258	204,231
Radian Group, Inc.	21,006	532,292
		3,198,300
Insurance - 1.2%
American International Group, Inc.	94,834	5,814,273
Everest Re Group Ltd.	5,779	2,286,288
Unum Group	24,434	1,194,823
		9,295,384
Mortgage Real Estate Investment Trusts - 0.1%
Rithm Capital Corp.	64,349	600,376
TOTAL FINANCIALS		170,209,652
HEALTH CARE - 14.7%
Biotechnology - 1.9%
Gilead Sciences, Inc.	165,954	13,034,027
United Therapeutics Corp. (a)	6,240	1,390,646
		14,424,673
Health Care Providers & Services - 7.1%
Centene Corp. (a)	72,111	4,974,217
Cigna Group	39,418	12,188,046
CVS Health Corp.	171,052	11,804,299
Elevance Health, Inc.	31,383	14,125,174
Humana, Inc.	16,502	8,641,932
Tenet Healthcare Corp. (a)	13,550	727,635
Universal Health Services, Inc. Class B	8,292	1,043,880
		53,505,183
Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	278,239	14,337,656
Elanco Animal Health, Inc. (a)	65,755	579,302
Jazz Pharmaceuticals PLC (a)	8,388	1,065,444
Organon & Co.	34,145	505,005
Perrigo Co. PLC	18,070	499,455
Pfizer, Inc.	751,937	22,979,195
Royalty Pharma PLC	51,342	1,379,560
Viatris, Inc.	159,989	1,423,902
		42,769,519
TOTAL HEALTH CARE		110,699,375
INDUSTRIALS - 6.8%
Aerospace & Defense - 2.7%
L3Harris Technologies, Inc.	25,189	4,519,158
RTX Corp.	193,007	15,708,840
		20,227,998
Air Freight & Logistics - 0.8%
FedEx Corp.	24,499	5,882,210
Building Products - 0.5%
Builders FirstSource, Inc. (a)	16,640	1,805,773
Owens Corning	11,947	1,354,431
UFP Industries, Inc.	8,256	785,724
		3,945,928
Electrical Equipment - 0.2%
Atkore, Inc. (a)	5,043	626,744
Sensata Technologies, Inc. PLC	20,343	648,535
		1,275,279
Ground Transportation - 0.1%
Knight-Swift Transportation Holdings, Inc. Class A	21,501	1,051,184
Machinery - 1.2%
AGCO Corp.	8,255	946,518
Allison Transmission Holdings, Inc.	11,945	602,267
CNH Industrial NV (b)	129,542	1,422,371
Mueller Industries, Inc.	15,186	572,664
PACCAR, Inc.	69,572	5,741,777
		9,285,597
Passenger Airlines - 0.7%
American Airlines Group, Inc. (a)	87,148	971,700
Delta Air Lines, Inc.	85,681	2,677,531
United Airlines Holdings, Inc. (a)	43,625	1,527,311
		5,176,542
Professional Services - 0.2%
SS&C Technologies Holdings, Inc.	28,706	1,442,477
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	23,008	1,429,257
Beacon Roofing Supply, Inc. (a)	7,074	503,457
Boise Cascade Co.	5,276	494,625
WESCO International, Inc.	5,899	756,252
		3,183,591
TOTAL INDUSTRIALS		51,470,806
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 3.6%
Cisco Systems, Inc.	504,875	26,319,134
Juniper Networks, Inc.	42,685	1,149,080
		27,468,214
Electronic Equipment, Instruments & Components - 0.5%
Arrow Electronics, Inc. (a)	7,428	842,409
Avnet, Inc.	12,186	564,577
Coherent Corp. (a)	17,368	514,093
Flex Ltd. (a)	59,391	1,527,537
TD SYNNEX Corp.	6,381	585,010
		4,033,626
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A	67,257	4,336,059
DXC Technology Co. (a)	27,386	552,376
IBM Corp.	120,180	17,382,835
		22,271,270
Semiconductors & Semiconductor Equipment - 2.4%
Microchip Technology, Inc.	72,487	5,167,598
Qualcomm, Inc.	99,633	10,859,001
Skyworks Solutions, Inc.	21,224	1,840,970
		17,867,569
Software - 3.4%
Gen Digital, Inc.	74,801	1,246,185
Microsoft Corp.	70,348	23,785,362
NCR Corp. (a)	17,864	273,141
		25,304,688
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	149,957	25,608,157
Dell Technologies, Inc.	33,742	2,257,677
Hewlett Packard Enterprise Co.	171,990	2,645,206
HP, Inc.	115,543	3,042,247
		33,553,287
TOTAL INFORMATION TECHNOLOGY		130,498,654
MATERIALS - 4.7%
Chemicals - 2.5%
Albemarle Corp.	15,624	1,980,811
Celanese Corp. Class A	13,307	1,523,785
CF Industries Holdings, Inc.	25,686	2,049,229
Dow, Inc.	93,632	4,526,171
Eastman Chemical Co.	15,754	1,177,296
International Flavors & Fragrances, Inc. (b)	33,978	2,322,396
LyondellBasell Industries NV Class A	34,109	3,077,996
Olin Corp.	16,792	717,354
The Mosaic Co.	44,310	1,439,189
Westlake Corp. (b)	4,261	491,549
		19,305,776
Containers & Packaging - 0.6%
Berry Global Group, Inc.	15,758	866,690
Graphic Packaging Holding Co.	40,990	881,695
International Paper Co.	46,019	1,552,221
WestRock Co.	34,087	1,224,746
		4,525,352
Metals & Mining - 1.6%
Cleveland-Cliffs, Inc. (a)	67,891	1,139,211
Commercial Metals Co.	15,553	657,736
Nucor Corp.	33,118	4,894,509
Reliance Steel & Aluminum Co.	7,794	1,982,638
Steel Dynamics, Inc.	20,729	2,207,846
United States Steel Corp.	29,756	1,008,431
		11,890,371
TOTAL MATERIALS		35,721,499
UTILITIES - 0.3%
Gas Utilities - 0.1%
National Fuel Gas Co.	12,256	624,443
ONE Gas, Inc.	7,401	447,020
		1,071,463
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp.	45,954	1,503,615
TOTAL UTILITIES		2,575,078
TOTAL COMMON STOCKS (Cost $727,608,434)		752,948,503

U.S. Treasury Obligations - 0.0%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (d) (Cost $295,012)	300,000	294,995

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e)	602,423	602,544
Fidelity Securities Lending Cash Central Fund 5.40% (e)(f)	4,560,265	4,560,721
TOTAL MONEY MARKET FUNDS (Cost $5,163,265)		5,163,265

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $733,066,711)	758,406,763
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,656,479)
NET ASSETS - 100.0%	754,750,284

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Dec 2023	1,684,900	1,910	1,910

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $134,714.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	224,734	267,476,970	267,099,160	102,280	-	-	602,544	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	3,834,773	11,314,840	10,588,892	721	-	-	4,560,721	0.0%
Total	4,059,507	278,791,810	277,688,052	103,001	-	-	5,163,265

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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